Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	pimcofunds-20160819_SupplementTextBlock

PIMCO Funds

Supplement Dated August 19, 2016 to the
Asset Allocation Funds Prospectus, Bond Funds Prospectus, International Bond Funds Prospectus and Real Return Strategy Funds Prospectus, each dated July 29, 2016, each as supplemented from time to time (the "Prospectuses"); and to the Statement of Additional Information dated July 29, 2016, as supplemented from time to time (the "SAI")

Disclosure Related to the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund, PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund (the "Funds")

Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C and Class R shares of the PIMCO All Asset Fund is decreased by 0.05% to 0.25% causing the Fund's Total Annual Fund Operating Expenses for Class A, Class C and Class R shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund's Management Fees decreasing to 0.425% for Class A, Class C and Class R shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.365% for Class A shares, 2.115% for Class C shares and 1.615% for Class R shares.
Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C and Class D shares of the PIMCO CommoditiesPLUS® Strategy Fund is decreased by 0.05% to 0.45% causing the Fund's Total Annual Fund Operating Expenses for Class A, Class C and Class D shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund's Management Fees decreasing to 0.94% for Class A, Class C and Class D shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.22% for Class A shares, 1.97% for Class C shares and 1.22% for Class D shares.
Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C and Class D shares of the PIMCO Emerging Local Bond Fund is decreased by 0.05% to 0.60% causing the Fund's Total Annual Fund Operating Expenses for Class A, Class C and Class D shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund's Management Fees decreasing to 1.05% for Class A, Class C and Class D shares and the Fund's Total Annual Fund Operating Expenses decreasing to 1.30% for Class A shares, 2.05% for Class C shares and 1.30% for Class D shares.
Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C, Class D and Class R shares of the PIMCO Global Multi-Asset Fund is decreased by 0.15% to 0.25% causing the Fund's Total Annual Fund Operating Expenses for Class A, Class C, Class D and Class R shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund's Management Fees decreasing to 1.15% for Class A, Class C, Class D and Class R shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.49% for Class A shares, 2.24% for Class C shares, 1.49% for Class D shares and 1.74% for Class R shares.
Effective October 1, 2016, the supervisory and administrative fee for Class D shares of the PIMCO Long-Term U.S. Government Fund is decreased by 0.05% to 0.35% causing the Fund's Total Annual Fund Operating Expenses for Class D shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund's Management Fees decreasing to 0.575% for Class D shares and the Fund's Total Annual Fund Operating Expenses decreasing to 0.885% for Class D shares.
Effective October 1, 2016, the supervisory and administrative fee for Class A shares of each of the PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund is decreased by 0.05% to 0.25% causing the Funds' Total Annual Fund Operating Expenses for Class A shares to decrease as described below.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM Income Fund's Management Fees decreasing to 0.75% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.06% for Class A shares.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2020 Fund's Management Fees decreasing to 0.78% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.09% for Class A shares.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2025 Fund's Management Fees decreasing to 0.80% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.12% for Class A shares.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2030 Fund's Management Fees decreasing to 0.83% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.15% for Class A shares.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2035 Fund's Management Fees decreasing to 0.85% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.18% for Class A shares.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2040 Fund's Management Fees decreasing to 0.85% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.17% for Class A shares.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2045 Fund's Management Fees decreasing to 0.87% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.19% for Class A shares.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2050 Fund's Management Fees decreasing to 0.87% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.19% for Class A shares.

  This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2055 Fund's Management Fees decreasing to 0.87% for Class A shares and the Fund's Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.20% for Class A shares.

Effective October 1, 2016, corresponding changes are made to each Fund's Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the tables. Also, effective immediately, footnotes describing the fee reduction are added to: (i) each Fund's Management Fees table in the "Management of the Funds – Management Fees" section of the Prospectuses; and (ii) each Fund's supervisory and administrative fees table in the "Management of the Funds – Management Fees" section of the Prospectuses.

| (PIMCO All Asset Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.425%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.365%
| (PIMCO All Asset Fund) | Class C
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.425%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.115%
| (PIMCO All Asset Fund) | Class R
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.425%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.615%
| (PIMCO CommoditiesPLUS® Strategy Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.94%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
| (PIMCO CommoditiesPLUS® Strategy Fund) | Class C
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.94%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%
| (PIMCO CommoditiesPLUS® Strategy Fund) | Class D
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.94%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
| (PIMCO Emerging Local Bond Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
| (PIMCO Emerging Local Bond Fund) | Class C
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
| (PIMCO Emerging Local Bond Fund) | Class D
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	1.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
| (PIMCO Global Multi-Asset Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	1.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
| (PIMCO Global Multi-Asset Fund) | Class C
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	1.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.24%
| (PIMCO Global Multi-Asset Fund) | Class D
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	1.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
| (PIMCO Global Multi-Asset Fund) | Class R
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	1.15%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
| (PIMCO Long-Term U.S. Government Fund) | Class D
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.575%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.885%
| (PIMCO RealPath™ Income Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.75%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
| (PIMCO RealPath™ 2020 Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.78%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
| (PIMCO RealPath™ 2025 Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.80%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.12%
| (PIMCO RealPath™ 2030 Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.83%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
| (PIMCO RealPath™ 2035 Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
| (PIMCO RealPath™ 2040 Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%
| (PIMCO RealPath™ 2045 Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
| (PIMCO RealPath™ 2050 Fund) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%
| (PIMCO RealPath™ 2055) | Class A
Prospectus:	rr_ProspectusTable
Management Fees	rr_ManagementFeesOverAssets	0.87%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%